Income Tax Expense (benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income tax expense from Continuing Operations	$ 18,335	$ 17,408	$ 16,922
Income tax (benefit) expense from Discontinued Operations	(5,215)	7,397	7,535
Total income tax expense	$ 13,120	$ 24,805	$ 24,457